Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ 10,622	$ 9,103	$ 17,485
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	210	(4)	0
Comprehensive loss	$ 10,832	$ 9,099	$ 17,485